Leases (Details) - Schedule of additional information related to our leases	Dec. 31, 2022
Operating Lease [Member]
Leases (Details) - Schedule of additional information related to our leases [Line Items]
Weighted average remaining lease term (years)	3 years 9 months 29 days
Weighted average discount rate	5.89%
Finance Lease [Member]
Leases (Details) - Schedule of additional information related to our leases [Line Items]
Weighted average remaining lease term (years)	1 year 9 months 25 days
Weighted average discount rate	10.80%